Reserve for losses and loss expenses (Narrative) (Details) (Western World, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Western World
Prior Year Development By Segment And Line Of Business [Line Items]
Fair value adjustment to net reserves	$ 15,586
Amortized to income during the period	$ 4,607